Schedule of capital reserve (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Capital reserve	R$ 141,834	R$ 141,834	R$ 141,834
Other equity transactions	(67,531)	246
Capital reserve [member]
IfrsStatementLineItems [Line Items]
Capital reserve	74,303	142,080	192,845
Other equity transactions	(67,531)	246	51,011
Share based payment	205,949	214,711	214,531
Acquisition of non-controlling entities	(273,260)	(214,245)	(163,300)
Capital transactions with subsidiaries	R$ (220)	R$ (220)	R$ (220)